Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 3,615	$ 3,505
Other accounts receivables and prepaid expenses	4,015	3,159
Short-term investment	273
Total current assets	7,903	6,664
NON-CURRENT ASSETS:
Lease deposit	2	5
long-term investment		917
Property, plant and equipment, net	47	28
Total long-term assets	49	950
Total assets	7,952	7,614
CURRENT LIABILITIES:
Trade payables	1,071	427
Deferred revenues	926	330
Other accounts payable	1,122	997
Total current liabilities	3,119	1,754
NON-CURRENT LIABILITIES:
Deferred revenues	1,818	846
Total Long-term liabilities	1,818	846
CONTIGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	2,635	2,123
Share premium	81,668	81,104
Capital reserve from share-based payment transactions	5,800	5,547
Warrants exercisable into shares	12,408	8,815
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(100,623)	(93,702)
Total equity	3,015	5,014
Total liabilities and equity	$ 7,952	$ 7,614